UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    MADISON HARBOR BALANCED STRATEGIES, INC.

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    ________


                                375 Park Avenue
                        The Seagram Building, 21st Floor
                               New York, NY 10152
                                 1-212-380-5500
                    (Address of principal executive offices)
                                    ________

                    Madison Harbor Balanced Strategies, Inc.
                    Edward M. Casal, Chief Executive Officer
                                375 Park Avenue
                        The Seagram Building, 21st Floor
                               New York, NY 10152
                                 1-212-380-5500
                    (Name and address of agent for service)
                                    ________

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2011 TO JUNE 30, 2012
                                    ________

NAME OF ISSUER:                                THOR URBAN PROPERTY FUND II, INC.
EXCHANGE TICKER/CUSIP:  N/A
MEETING DATE:  OCTOBER 6, 2011


  PROPOSAL CAST           SPONSOR     MANAGEMENT RECOMMENDATION         VOTE
--------------------------------------------------------------------------------
Election of Directors:
1.  Albert Dayan           Mgmt               For                   Did Not Vote
2.  Debra Daly             Mgmt               For                  Did Not Vote

                                     ______


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Harbor Balanced Strategies, Inc.



/s/ Edward M. Casal
-------------------
Edward M. Casal

Chief Executive Officer

Date:  August 14, 2012